CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Charles Street Trust, Inc. (1933 Act File No. 333-44423; 1940 Act File No. 811-8611) (“Registrant”) hereby certifies (a) that the form of the prospectus used with respect to Class IS of Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio, a series of the Registrant, does not differ from the prospectus contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (“Amendment No. 32”), and (b) that Amendment No. 32 was filed electronically.

Dated as of: March 1, 2012	By:	/s/ Richard M. Wachterman
Name: Richard M. Wachterman
Title: Assistant Secretary